General Information - Additional Information (Detail) - JAGUAHR Therapeutics Tranche Two - Jaguahr Therapeutics Pte. Ltd	Oct. 15, 2019
Disclosure of non-adjusting events after reporting period [line items]
Holding percentage	55.00%
Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Holding percentage	35.00%
Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Holding percentage	55.00%